Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Federal net operating loss carry forwards	$ 23.9	$ 13.3
State net operating loss carry forwards	$ 9.1	2.2
Tax benefit percentage	50.00%
Unrecognized tax benefits